RELATED PARTY TRANSACTIONS AND INTERESTS IN CONSOLIDATED SUBSIDIARIES (Affiliate Receivables and Payables) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Due from Affiliates
Management fees and incentive income	$ 233,125,000	$ 315,138,000
Expense reimbursements	40,204,000	35,779,000
Expense reimbursements - FCF	34,709,000	42,972,000
Dividends and distributions	295,000	405,000
Other	18,242,000	12,830,000
Total	326,575,000	407,124,000
Allowances for uncollectible management fees	12,200,000	12,200,000
Allowances for uncollectible expense reimbursements	6,600,000	6,300,000
Due to Affiliates
Principals - tax receivable agreement	289,324,000	241,006,000
Principals - Principal Performance Payments	30,659,000	45,524,000
Distributions payable on Fortress Operating Group units	0	5,160,000
Other	11,411,000	11,345,000
General partner liability	44,030,000	41,797,000
Total	375,424,000	344,832,000
Private Equity Funds [Member]
Due from Affiliates
Management fees and incentive income	35,970,000	40,456,000
Expense reimbursements	1,335,000	2,599,000
Expense reimbursements - FCF	34,660,000	42,872,000
Dividends and distributions	0	0
Other	0	0
Total	71,965,000	85,927,000
Permanent Capital Vehicle [Member]
Due from Affiliates
Management fees and incentive income	65,043,000	21,701,000
Expense reimbursements	6,424,000	4,905,000
Expense reimbursements - FCF	49,000	100,000
Dividends and distributions	295,000	405,000
Other	1,346,000	698,000
Total	73,157,000	27,809,000
Liquid Hedge Funds [Member]
Due from Affiliates
Management fees and incentive income	15,634,000	89,400,000
Expense reimbursements	12,940,000	6,437,000
Expense reimbursements - FCF	0	0
Dividends and distributions	0	0
Other	0	0
Total	28,574,000	95,837,000
Credit Hedge Funds [Member]
Due from Affiliates
Management fees and incentive income	96,996,000	144,749,000
Expense reimbursements	9,264,000	7,118,000
Expense reimbursements - FCF	0	0
Dividends and distributions	0	0
Other	0	0
Total	106,260,000	151,867,000
Credit PE Funds [Member]
Due from Affiliates
Management fees and incentive income	18,393,000	18,143,000
Expense reimbursements	10,077,000	14,656,000
Expense reimbursements - FCF	0	0
Dividends and distributions	0	0
Other	0	4,000
Total	28,470,000	32,803,000
Logan Circle [Member]
Due from Affiliates
Management fees and incentive income	1,089,000	689,000
Expense reimbursements	164,000	64,000
Expense reimbursements - FCF	0	0
Dividends and distributions	0	0
Other	0	0
Total	1,253,000	753,000
Other [Member]
Due from Affiliates
Management fees and incentive income	0	0
Expense reimbursements	0	0
Expense reimbursements - FCF	0	0
Dividends and distributions	0	0
Other	16,896,000	12,128,000
Total	$ 16,896,000	$ 12,128,000